Warranty liability (Tables)	12 Months Ended
Dec. 31, 2017
Product Warranties Disclosures [Abstract]
Schedule of Product Warranty Liability
A continuity of the warranty liability is as follows:

	Years ended December 31,
	2017	2016	2015
Balance, beginning of year	$12,239	$13,991	$23,109
Warranty assumed on acquisition	—	3,173	—
Warranty claims	(3,022)	(8,002)	(9,438)
Warranty accruals	1,446	1,719	427
Change in estimate	(2,963)	—	—
Impact of foreign exchange changes	(914)	1,358	(107)
Balance, end of year	6,786	12,239	13,991
Less: Current portion	(3,956)	(6,032)	(5,554)
Long-term portion	$2,830	$6,207	$8,437